Share Purchase Warrants and Stock Options - Schedule of Share Purchase Warrants Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	176,887	166,444
Warrant Expiry Date [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	50,000	800
Exercise price		$ 62.5
Issuance Date	Nov. 18, 2022	Dec. 14, 2021
Expiry date	Nov. 18, 2027	Dec. 14, 2024
Remaining life	2 years 7 months 20 days
Warrant Expiry Date One [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	52,216	1,600
Exercise price		$ 62.5
Issuance Date	Sep. 25, 2023	Dec. 14, 2021
Expiry date	Sep. 25, 2028	Dec. 14, 2024
Remaining life	3 years 5 months 26 days
Warrant Expiry Date Two [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	4,830	50,000
Exercise price		$ 25
Issuance Date	Dec. 07, 2023	Nov. 18, 2022
Expiry date	Dec. 07, 2028	Nov. 18, 2027
Remaining life	3 years 8 months 8 days	2 years 10 months 17 days
Warrant Expiry Date Three [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	2,415	28,000
Exercise price		$ 37.5
Issuance Date	Dec. 11, 2023	Sep. 25, 2023
Expiry date	Dec. 11, 2028	Sep. 25, 2028
Remaining life	3 years 8 months 12 days	3 years 8 months 26 days
Warrant Expiry Date Four [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	3,803	18,000
Exercise price		$ 37.5
Issuance Date	Jan. 11, 2024	Sep. 25, 2023
Expiry date	Jan. 11, 2029	Sep. 25, 2028
Remaining life	3 years 9 months 14 days	3 years 8 months 26 days
Warrant Expiry Date Five [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	10,800	2,800
Exercise price		$ 37.5
Issuance Date	May 09, 2024	Sep. 25, 2023
Expiry date	May 09, 2029	Sep. 25, 2028
Remaining life	4 years 1 month 9 days	3 years 8 months 26 days
Warrant Expiry Date Six [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	22,000	3,416
Exercise price		$ 37.5
Issuance Date	May 16, 2024	Sep. 25, 2023
Expiry date	May 16, 2029	Sep. 25, 2028
Remaining life	4 years 1 month 17 days	3 years 8 months 26 days
Warrant Expiry Date Seven [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	16,240	4,267
Exercise price		$ 31.25
Issuance Date	May 23, 2024	Dec. 07, 2023
Expiry date	May 23, 2029	Dec. 07, 2028
Remaining life	4 years 1 month 24 days	3 years 11 months 8 days
Warrant Expiry Date Eight [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	1,740	563
Exercise price		$ 31.25
Issuance Date	Jun. 19, 2024	Dec. 07, 2023
Expiry date	Jun. 19, 2029	Dec. 07, 2028
Remaining life	4 years 2 months 19 days	3 years 11 months 8 days
Warrant Expiry Date Nine [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	12,843	2,133
Exercise price		$ 31.25
Issuance Date	Jan. 13, 2025	Dec. 11, 2023
Expiry date	Jul. 16, 2030	Dec. 11, 2028
Remaining life	5 years 3 months 18 days	3 years 11 months 12 days
Warrant Expiry Date Ten [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants		282
Exercise price		$ 31.25
Issuance Date		Dec. 11, 2023
Expiry date		Dec. 11, 2028
Remaining life		3 years 11 months 12 days
Warrant Expiry Date Eleven [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants		3,360
Exercise price		$ 31.25
Issuance Date		Jan. 11, 2024
Expiry date		Jan. 11, 2029
Remaining life		4 years 10 days
Warrant Expiry Date Twelve [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants		443
Exercise price		$ 31.25
Issuance Date		Jan. 11, 2024
Expiry date		Jan. 11, 2029
Remaining life		4 years 10 days
Warrant Expiry Date Thirteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants		10,800
Exercise price		$ 13.9
Issuance Date		May 09, 2024
Expiry date		May 09, 2029
Remaining life		4 years 4 months 9 days
Warrant Expiry Date Fourteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants		22,000
Exercise price		$ 10
Issuance Date		May 16, 2024
Expiry date		May 16, 2029
Remaining life		4 years 4 months 17 days
Warrant Expiry Date Fifteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants		16,240
Exercise price		$ 12.5
Issuance Date		May 23, 2024
Expiry date		May 23, 2029
Remaining life		4 years 4 months 20 days
Warrant Expiry Date Sixteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants		1,740
Exercise price		$ 11.28
Issuance Date		Jun. 19, 2024
Expiry date		Jun. 19, 2029
Remaining life		4 years 5 months 19 days